Offerings - Offering: 1	Oct. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,452,276
Proposed Maximum Offering Price per Unit	0.39
Maximum Aggregate Offering Price	$ 566,387.64
Fee Rate	0.0087%
Amount of Registration Fee	$ 49.28
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Worksport Ltd. 2022 Equity Incentive Plan, as amended (the "2022 Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that increases the number of outstanding shares of common stock. (2) Represents 1,452,276 additional shares of common stock that became reserved for issuance under the 2022 Plan as a result of the automatic increases effective July 1, 2026 and October 1, 2026 pursuant to the evergreen provision of the 2022 Plan, which shares have not previously been registered. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future issuance are based on the average of the high price of $0.41 and the low price of $0.37 of the Registrant's common stock as reported on The Nasdaq Capital Market on October 7, 2026, which date is within five business days prior to filing this Registration Statement.